Investment Risks	Oct. 31, 2025
BBH Select Large Cap ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	A shareholder may lose money by investing in the Fund.
BBH Select Large Cap ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH&Co. or any other bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency.
BBH Select Large Cap ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in the Fund are neither insured nor guaranteed by the U.S. Government.
BBH Select Large Cap ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Because a non-diversified fund under the federal securities laws may invest in a relatively small number of issuers compared to a diversified fund, changes in the financial condition of individual issuers, as well as political, regulatory or economic occurrences affecting such issuers may cause greater fluctuation in the value of a non-diversified fund’s shares. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

BBH Select Large Cap ETF | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	INVESTMENT RISK: Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
BBH Select Large Cap ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MARKET RISK:

The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally.

BBH Select Large Cap ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

EQUITY SECURITIES RISK:

Equity securities risk is the risk that prices of equity securities, such as common stock and preferred securities, rise and fall daily. Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole. Common stock incurs additional risk because the claims of owners of preferred securities and bonds take precedence over the claims of those who own common stock.

BBH Select Large Cap ETF | Preferred Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

PREFERRED SECURITIES RISK:

The Fund may invest in preferred securities which are equity interests in a company that entitle the holder to receive common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company, in preference to the holders of other securities. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities may pay dividends only after the company makes required payments on bonds and other debt. If a company experiences actual or perceived changes in its financial condition or prospects, the value of preferred securities may be more greatly affected than the value of bonds and other debt.

BBH Select Large Cap ETF | Large Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	LARGE CAP COMPANY RISK: Because the Fund invests in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor.
BBH Select Large Cap ETF | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF RISK:

The Fund is an ETF and is subject to the following risks:

•        Trading Issues. Shares of the Fund trade on an exchange at market prices and may trade above (premium) or below (discount) their net asset value (“NAV”). An active trading market for the Fund’s shares may not develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in shares inadvisable, such as extraordinary market volatility. In addition, there can be no assurance that shares will continue to meet the listing requirements of the NYSE Arca.

•        Market Price Variance. The market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers, or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly and shares may trade at a premium or discount to NAV.

•        Limited Authorized Participant, Market Makers, and Liquidity Providers. There may be a limited number of market makers and/or liquidity providers in the marketplace and the Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Only an authorized participant who has entered into an agreement with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund, and none of those authorized participants is obligated to engage in creation and/or redemption transactions. To the extent that authorized participants, market makers, and liquidity providers exit the business or are unable to provide their services with respect to the Fund and no other entities are able to step forward to perform their functions, the Fund’s shares may trade at a premium or discount to NAV and possibly face trading halts or delisting.

BBH Select Large Cap ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

NON-DIVERSIFICATION RISK:

Because a non-diversified fund under the federal securities laws may invest in a relatively small number of issuers compared to a diversified fund, changes in the financial condition of individual issuers, as well as political, regulatory or economic occurrences affecting such issuers may cause greater fluctuation in the value of a non-diversified fund’s shares. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

BBH Select Large Cap ETF | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

NON-U.S. INVESTMENT RISK:

Investing in securities of companies based outside of the United States, including ADRs, involves risks not typically associated with investing in securities of companies organized and operated in the United States. These risks include adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets. These factors can make non-U.S. investments more volatile and potentially less liquid than U.S. investments. Unsponsored ADRs do not trade on an exchange and therefore may be difficult to sell and investors do not have the benefits and voting rights that are extended to other shareholders.

BBH Select Large Cap ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MANAGEMENT RISK:

The Fund is actively managed, and its success depends upon the investment skills and analytical abilities of the Investment Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

BBH Select Large Cap ETF | Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

LARGE SHAREHOLDER RISK:

Asset allocation decisions, particularly large redemptions, made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders may adversely impact remaining Fund shareholders.

BBH Select Mid Cap ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	A shareholder may lose money by investing in the Fund.
BBH Select Mid Cap ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH&Co. or any other bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency.
BBH Select Mid Cap ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in the Fund are neither insured nor guaranteed by the U.S. Government.
BBH Select Mid Cap ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Because a non-diversified fund under the federal securities laws may invest in a relatively small number of issuers compared to a diversified fund, changes in the financial condition of individual issuers, as well as political, regulatory or economic occurrences affecting such issuers may cause greater fluctuation in the value of a non-diversified fund’s shares. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

BBH Select Mid Cap ETF | Mid Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid Cap Company Risk:

Mid cap companies, when compared to larger companies, may experience lower trade volume and could be subject to greater and less predictable price changes. Mid cap companies may also have limited management experience or depth, limited ability to generate or borrow capital needed for growth, limited products or services, or operate in less established markets. Therefore, mid cap securities may be subject to changing economic, market, and industry conditions and experience more volatility and less liquidity over short periods.

BBH Select Mid Cap ETF | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk: Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
BBH Select Mid Cap ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk:

The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally.

BBH Select Mid Cap ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk:

Equity securities risk is the risk that prices of equity securities, such as common stock or preferred securities, rise and fall daily. Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole. Common stock incurs additional risk because the claims of owners of preferred securities and bonds take precedence over the claims of those who own common stock.

BBH Select Mid Cap ETF | Preferred Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Securities Risk:

The Fund may invest in preferred securities, which are equity interests in a company that entitle the holder to receive common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company, in preference to the holders of other securities. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. If a company experiences actual or perceived changes in its financial condition or prospects, the value of preferred securities may be more greatly affected than the value of bonds and other debt.

BBH Select Mid Cap ETF | Large Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Cap Company Risk: Because the Fund may invest in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor.
BBH Select Mid Cap ETF | Small Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Cap Company Risk:

Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a more limited management group than larger capitalized companies.

BBH Select Mid Cap ETF | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF RISK:

The Fund is an ETF and is subject to the following risks:

•        Trading Issues. Shares of the Fund trade on an exchange at market prices and may trade above (premium) or below (discount) their net asset value (“NAV”). An active trading market for the Fund’s shares may not develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in shares inadvisable, such as extraordinary market volatility. In addition, there can be no assurance that shares will continue to meet the listing requirements of the NYSE Arca.

•        Market Price Variance. The market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers, or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly and shares may trade at a premium or discount to NAV.

•        Limited Authorized Participant, Market Makers, and Liquidity Providers. There may be a limited number of market makers and/or liquidity providers in the marketplace and the Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Only an authorized participant who has entered into an agreement with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund, and none of those authorized participants is obligated to engage in creation and/or redemption transactions. To the extent that authorized participants, market makers, and liquidity providers exit the business or are unable to provide their services with respect to the Fund and no other entities are able to step forward to perform their functions, the Fund’s shares may trade at a premium or discount to NAV and possibly face trading halts or delisting.

BBH Select Mid Cap ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk:

Because a non-diversified fund under the federal securities laws may invest in a relatively small number of issuers compared to a diversified fund, changes in the financial condition of individual issuers, as well as political, regulatory or economic occurrences affecting such issuers may cause greater fluctuation in the value of a non-diversified fund’s shares. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

BBH Select Mid Cap ETF | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Investment Risk:

Investing in securities of companies based outside of the United States including sponsored and unsponsored ADRs and GDRs, involves risks not typically associated with investing in securities of companies organized and operated in the United States. These risks include adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets. These factors can make non-U.S. investments more volatile and potentially less liquid than U.S. investments. Additionally, investments in non-U.S. securities may be denominated in currencies, other than the U.S. dollar, which are subject to changes in currency exchange rates. These fluctuations could offset investment gains or add to investment losses. Unsponsored ADRs do not trade on an exchange and therefore may be difficult to sell and investors do not have the benefits and voting rights that are extended to other shareholders.

BBH Select Mid Cap ETF | Investment in Other Investment Companies Risk [Member]
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Risk [Text Block]

Investment in Other Investment Companies Risk:

Investments in other investment companies are subject to market and selection risk, as well as the specific risks associated with the investment companies’ portfolio securities. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. The shares of an investment company that trade on an exchange (for example, an ETF) may trade below their NAV at a discount, which may adversely affect the Fund’s performance.

BBH Select Mid Cap ETF | IPO Risk [Member]
Prospectus [Line Items]
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IPO Risk:

IPOs are new issues of equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO.

BBH Select Mid Cap ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk:

The Fund is actively managed, and its success depends upon the investment skills and analytical abilities of the Investment Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

BBH Select Mid Cap ETF | Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Shareholder Risk:

Asset allocation decisions, particularly large redemptions, made by an investor or an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders, may adversely impact remaining Fund shareholders.

BBH Partner Fund - International Equity | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	A shareholder may lose money by investing in the Fund.
BBH Partner Fund - International Equity | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH&Co. or any other bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency.
BBH Partner Fund - International Equity | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in the Fund are neither insured nor guaranteed by the U.S. Government.
BBH Partner Fund - International Equity | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk: Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
BBH Partner Fund - International Equity | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk:

The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally.

BBH Partner Fund - International Equity | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk:

Equity securities risk is the risk that prices of equity securities rise and fall daily due to factors affecting individual companies, particular industries or the equity market as a whole.

BBH Partner Fund - International Equity | Large Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Cap Company Risk: Because the Fund invests in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor.
BBH Partner Fund - International Equity | Limited Portfolio Holdings Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Limited Portfolio Holdings Risk:

Although the Fund is a diversified fund and as such intends to meet the diversification requirements of the Investment Company Act of 1940 (“1940 Act”), the Fund may, from time to time, invest in a limited number of issuers. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund’s volatility and may lead to greater losses.

BBH Partner Fund - International Equity | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk:

Emerging markets involve risks greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile.

BBH Partner Fund - International Equity | Capital Controls Risk [Member]
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Risk [Text Block]

Capital Controls Risk:

Capital controls imposed by foreign governments in response to economic or political events may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

BBH Partner Fund - International Equity | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Investment Risk:

Investing in securities of companies based outside of the United States, including ADRs and GDRs, involves risks not typically associated with investing in securities of companies organized and operated in the United States. These risks include adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets. These factors can make non-U.S. investments more volatile and potentially less liquid than U.S. investments.

BBH Partner Fund - International Equity | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the Sub-advisers to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Sub-advisers may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

BBH Partner Fund - International Equity | Currency Exchange Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Exchange Rate Risk:

Because the Fund invests in securities denominated in, or providing exposure to, non-U.S. currencies and the Fund’s net asset value per share (“NAV”) is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably.

BBH Partner Fund - International Equity | Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Shareholder Risk:

Asset allocation decisions, particularly large redemptions made by BBH&Co., whose discretionary investment advisory clients make up a large percentage of the Fund’s shareholders, may adversely impact remaining Fund shareholders.

BBH Limited Duration Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	A shareholder may lose money by investing in the Fund.
BBH Limited Duration Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH&Co. (the Investment Adviser’s parent) or any other bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency.
BBH Limited Duration Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in the Fund are neither insured nor guaranteed by the U.S. Government.
BBH Limited Duration Fund | Issuer Risk [Member]
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Risk [Text Block]

Issuer Risk:

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

BBH Limited Duration Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk:

Credit risk refers to the likelihood that an issuer, guarantor, or the counterparty to a derivative contract or repurchase agreement, will default on interest or principal payments. For asset-backed and commercial mortgage-backed securities, there is risk that the impairment of the value of the collateral underlying the security, such as non-payment of loans, will result in a default on interest or principal payments. Credit risk is heightened to the extent the Fund invests in below investment grade securities. In addition to the possibility of an issuer being in default, the issuer may request an extension on the maturity of a security. In instances in which the maturity of a security is extended, the value of the security may decline.

BBH Limited Duration Fund | Asset-Backed Securities (“ABS”) Risk [Member]
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Risk [Text Block]

Asset-Backed Securities (“ABS”) Risk:

Credit risk is an important issue in ABS because of the significant credit risks inherent in the underlying collateral and because issuers are primarily private entities. Credit risk arises from losses due to defaults by the borrowers in the underlying collateral or the issuer’s or servicer’s failure to perform. Market risk arises from the cash-flow characteristics of the security, which for many ABS tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of early amortization or acceleration features designed to protect the investor if credit losses in the portfolio rise well above expected levels. Interest rate risk arises for the issuer from the relationship between the pricing terms on the underlying collateral and the terms of the rate paid to security holders. ABS also are subject to the risk that a change in interest rates may influence the pace of prepayments of the underlying securities which, in turn, affects yields on an absolute basis.

Liquidity risk can arise from increased perceived credit risk. Illiquidity can also become a significant problem if concerns about credit quality, for example, lead investors to avoid the securities issued by the relevant special-purpose entity. Operations risk arises through the potential for misrepresentation of asset quality or terms by the originating institution, misrepresentation of the nature and current value of the assets by the servicer and inadequate controls over disbursements and receipts by the servicer.

Structural risk may arise through investments in ABS with structures (for example, the establishment of various security tranches) that are intended to reallocate the risks entailed in the underlying collateral (particularly credit risk) in ways that give certain investors less credit risk protection (i.e., a lower priority claim on the cash flows from the underlying pool of assets) than others. As a result, such securities have a higher risk of loss as a result of delinquencies or losses on the underlying assets.

BBH Limited Duration Fund | Loan Risk [Member]
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Loan Risk:

Loan participations and assignments, delayed funding loans and revolving credit facilities may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so. Loan participations, delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

BBH Limited Duration Fund | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk: Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
BBH Limited Duration Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk:

Market risks, including political, regulatory, economic and social developments, can result in market volatility and can affect the value of the Fund’s investments. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally.

BBH Limited Duration Fund | Sovereign Debt Risk [Member]
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Risk [Text Block]

Sovereign Debt Risk:

Bonds issued by foreign governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency.

BBH Limited Duration Fund | Below Investment Grade Securities (Junk Bonds) Risk [Member]
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Below Investment Grade Securities (Junk Bonds) Risk:

Due to uncertainty regarding the ability of the issuer to pay principal and interest, securities that are rated below investment grade (i.e., Ba1/BB+ or lower), and their unrated equivalents, may be subject to greater risks than securities which have higher credit ratings, including a high risk of default. These securities are considered speculative and are commonly known as “junk bonds.”

BBH Limited Duration Fund | Preferred Securities Risk [Member]
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Risk [Text Block]

Preferred Securities Risk:

The Fund may invest in preferred securities which are equity interests in a company that entitle the holder to receive common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company, in preference to the holders of other securities. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities may pay dividends only after the company makes required payments on bonds and other debt. If a company experiences actual or perceived changes in its financial condition or prospects, the value of preferred securities may be more greatly affected than the value of bonds and other debt.

BBH Limited Duration Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk:

Emerging markets involve risks greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory and political uncertainties and the price of securities issued by emerging markets issuers can be extremely volatile.

BBH Limited Duration Fund | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Investment Risk:

Investing in securities of companies based outside of the United States involves risks not typically associated with investing in securities of companies organized and operated in the United States. These risks include adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets.

These factors can make non-U.S. investments more volatile and potentially less liquid than U.S. investments. Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

BBH Limited Duration Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the Investment Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

BBH Limited Duration Fund | U.S. Government Agency Securities Risk [Member]
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U.S. Government Agency Securities Risk:

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury.

BBH Limited Duration Fund | Interest Rate Risk [Member]
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Risk [Text Block]

Interest Rate Risk:

Interest rate risk refers to the price fluctuation of a bond in response to changes in interest rates. The Fund’s investments in bonds and other fixed income securities will change in value in response to fluctuations in interest rates. In general, fixed-rate bonds with shorter maturities are less sensitive to interest rate movements than those with longer maturities, (i.e., when interest rates increase, bond prices fall). Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) to fall which could result in a decrease of the net asset value (“NAV”) of the Fund. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund’s fixed income investments may be subject to heightened risk associated with rising interest rates given the recent historically low interest rate environment.

A rising rate environment may also result in periods of volatility and increased redemptions. As a result of increased redemptions, the Fund may have to liquidate fixed income securities at disadvantageous prices and times, or at a loss, which could adversely affect the performance of the Fund. While the Fund may use futures contracts and futures options to hedge against anticipated changes in interest rates, there can be no guarantee that the Fund will be able to successfully hedge interest rate exposures.

BBH Limited Duration Fund | Maturity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Maturity Risk: Interest rate risk, as discussed above, will generally affect the price of a fixed income security more if the security has a longer maturity.
BBH Limited Duration Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment Risk:

The Fund’s investments are subject to the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities potentially having a lower yield.

BBH Limited Duration Fund | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed Securities Risk:

Borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities. In addition, during periods of falling interest rates mortgage-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. A fund holding mortgage-related securities may exhibit additional volatility during periods of fluctuating interest rates.

BBH Limited Duration Fund | Illiquid Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Illiquid Investment Risk:

Illiquid investments subject the Fund to the risk that it may not be able to sell the investments when desired or at favorable prices. The size of a transaction or illiquid markets may be factors. Some loan transactions may be subject to legal or contractual restrictions on resale or may trade infrequently and, as a result, it may take longer to settle these transactions, which may result in impaired value when the Fund needs to liquidate such loans. In addition, certain derivative instruments and private placements, such as Rule 144A, Regulation S and Regulation D securities, may be illiquid.

BBH Limited Duration Fund | Private Placement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Private Placement Risk:

The Fund may invest in private placement securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Private placement securities are securities that have not been registered under the applicable securities laws, these securities include Rule 144A securities, securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S and securities issued pursuant to Regulation D. Restricted securities may not be listed on an exchange and may have no active trading market, resulting in the security being deemed illiquid.

BBH Limited Duration Fund | Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Company Risk:

The Fund may invest in securities of other investment companies, consisting of ETFs and money market funds. When purchasing shares of other investment companies, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company. The Fund is subject to the risks associated with the investment company’s investments. These risks may be similar to the risks of the Fund but may also vary wildly depending on the underlying investment strategy and objectives. ETF’s may be designed to track a particular index, if the performance of the underlying securities of the index goes down, the investment in the ETF may result in a loss. ETF shares are traded on securities exchanges and may not be traded extensively, which may result in larger differences between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

BBH Limited Duration Fund | Business Development Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Business Development Company Risk:

BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets.

BBH Limited Duration Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk:

The Fund may invest in convertible securities, which may perform in a similar manner to a regular debt security. Investments in convertible securities are subject to variety of risks, including investment risk, market risk, issuer risk and interest rate risk. A rise in market interest rates may result in the value of a convertible security decreasing. Additionally, if an issuer is not able to pay interest or dividends when due, their market value of the security may change based on the issuer’s credit rating and the perception of the issuer’s creditworthiness. Convertible securities may also be lower-rated securities as they may face higher levels of credit risk.

BBH Limited Duration Fund | Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Shareholder Risk:

Asset allocation decisions, particularly large redemptions, made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders may adversely impact remaining Fund shareholders.

BBH Limited Duration Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk:

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset or index. Risks of investing in derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Risks include liquidity risk, interest rate risk, market risk, credit risk, risk of mis-pricing or improper valuation and the risk of miscorrelation. The Fund could lose more than the principal amount invested.

BBH INCOME FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	A shareholder may lose money by investing in the Fund.
BBH INCOME FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH&Co. (the Investment Adviser’s parent) or any other bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency.
BBH INCOME FUND | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in the Fund are neither insured nor guaranteed by the U.S. Government.
BBH INCOME FUND | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ISSUER RISK:

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

BBH INCOME FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

CREDIT RISK:

Credit risk refers to the likelihood that an issuer, guarantor, borrower, or the counterparty to a derivative contract or repurchase agreement, will default on interest or principal payments. For asset-backed and commercial mortgage-backed securities, there is risk that the impairment of the value of the collateral underlying the security, such as non-payment of loans, will result in default on interest or principal payments. For loan transactions, there is risk that the borrower of the loan may, or will, default or become otherwise unable or unwilling to pay. Additionally, loans that have a lower priority in an issuer’s capital structure may involve a higher degree of overall risk than more senior loans. In addition to the possibility of an issuer being in default, the issuer may request an extension on the maturity of a security. In instances in which the maturity of a security is extended, the value of the security may decline.

BBH INCOME FUND | Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ASSET-BACKED SECURITIES RISK:

Investments in asset-backed securities are subject to prepayment and extension risks, as well as risk that the underlying borrower will be unable to meet its obligations. In addition, during periods of falling interest rates asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. A fund holding asset-backed securities may exhibit additional volatility during periods of fluctuating interest rates.

BBH INCOME FUND | Loan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

LOAN RISK:

Loan participations and assignments, delayed funding loans and revolving credit facilities may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so. Loan participations, delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

BBH INCOME FUND | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	INVESTMENT RISK: Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
BBH INCOME FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MARKET RISK:

The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally.

BBH INCOME FUND | Municipal Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MUNICIPAL ISSUER RISK:

The Fund may invest in municipal securities. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a default or bankruptcy. If a security’s structure fails to function as intended, the security could become taxable or decline in value. Additionally, issuers of municipal obligations may not be able to make timely payments because of general economic downturns or increased governmental costs.

BBH INCOME FUND | Repurchase Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	REPURCHASE AGREEMENT RISK: This is the risk that the other party to a repurchase agreement will default on its obligation under the agreement.
BBH INCOME FUND | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

SECTOR RISK:

A significant investment of Fund assets within one or more sectors, industries, securities and/or durations may increase the Fund’s sensitivity to adverse economic, business, political, or other risks associated with such sector, industry, security or duration.

BBH INCOME FUND | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

SOVEREIGN DEBT RISK:

Bonds issued by foreign governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency.

BBH INCOME FUND | Below Investment Grade Securities (Junk Bonds) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

BELOW INVESTMENT GRADE SECURITIES (JUNK BONDS) RISK:

Due to uncertainty regarding the ability of the issuer to pay principal and interest, securities that are rated below investment grade (i.e., Ba1/BB+ or lower), and their unrated equivalents, may be subject to greater risks than securities which have higher credit ratings, including a high risk of default. These securities are considered speculative and are commonly known as “junk bonds.”

BBH INCOME FUND | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	CALL RISK: If the securities in which the Fund invests are redeemed by the issuer before maturity the Fund may have to reinvest the proceeds in securities that pay a lower interest rate.
BBH INCOME FUND | Preferred Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

PREFERRED SECURITIES RISK:

The Fund may invest in preferred securities which are equity interests in a company that entitle the holder to receive common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company, in preference to the holders of other securities. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities may pay dividends only after the company makes required payments on bonds and other debt. If a company experiences actual or perceived changes in its financial condition or prospects, the value of preferred securities may be more greatly affected than the value of bonds and other debt.

BBH INCOME FUND | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

EMERGING MARKETS RISK:

Emerging markets involve risks greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory and political uncertainties and the price of securities issued by emerging markets issuers can be extremely volatile.

BBH INCOME FUND | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

NON-U.S. INVESTMENT RISK:

Investing in securities of companies based outside of the United States involves risks not typically associated with investing in securities of companies organized and operated in the United States. These risks include adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments. Changes in non-U.S. currency exchange rates can affect the value of the Fund’s portfolio.

BBH INCOME FUND | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MANAGEMENT RISK:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the Investment Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

BBH INCOME FUND | U.S. Government Agency Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. GOVERNMENT AGENCY SECURITIES RISK:

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury.

BBH INCOME FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

INTEREST RATE RISK:

Interest rate risk refers to the price fluctuation of a bond in response to changes in interest rates. Rising interest rates tend to cause the price of debt securities (especially those with longer maturities) and the Fund’s share price to fall. Although generally less sensitive to interest rate changes than fixed-income securities, the value of variable and floating rate securities may decline if their interest rates (which typically reset only periodically) do not rise as quickly, or as much, as general interest rates.

BBH INCOME FUND | Maturity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	MATURITY RISK: Interest rate risk, as discussed above, will generally affect the price of a fixed income security more if the security has a longer maturity.
BBH INCOME FUND | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

PREPAYMENT RISK:

The Fund’s investments are subject to the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities potentially having a lower yield.

BBH INCOME FUND | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MORTGAGE-BACKED SECURITIES RISK:

Borrowers may default on their mortgage obligations or guarantors may default on the guarantees underlying the mortgage-backed securities. In addition, during periods of falling interest rates mortgage-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. A fund holding mortgage-related securities may exhibit additional volatility during periods of fluctuating interest rates.

BBH INCOME FUND | Illiquid Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ILLIQUID INVESTMENT RISK:

Illiquid investments subject the Fund to the risk that it may not be able to sell the investments when desired or at favorable prices. The size of a transaction or illiquid markets may be factors. Some loan transactions may be subject to legal or contractual restrictions on resale or may trade infrequently and, as a result, it may take longer to settle these transactions, which may result in impaired value when the Fund needs to liquidate such loans. In addition, certain derivative instruments and private placements, such as Rule 144A, Regulation S and Regulation D securities, may be illiquid.

BBH INCOME FUND | Private Placement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

PRIVATE PLACEMENT RISK:

The Fund may invest in private placement securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Private placement securities are securities that have not been registered under the applicable securities laws, such as Rule 144A securities, securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S and securities issued pursuant to Regulation D. Restricted securities may not be listed on an exchange and may have no active trading market, resulting in the security being deemed illiquid.

BBH INCOME FUND | Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

INVESTMENT COMPANY RISK:

The Fund may invest in securities of other investment companies, such as ETFs. When purchasing shares of other investment companies, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying or investment company. The Fund is subject to the risks associated with the investment company’s investments. These risks may be similar to the risks of the Fund but may also vary wildly depending on the underlying investment strategy and objectives. ETF’s may be designed to track a particular index, if the performance of the underlying securities of the index goes down, the investment in the ETF may result in a loss. ETF shares are traded on securities exchanges and may not be traded extensively, which may result in larger differences between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

BBH INCOME FUND | Business Development Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

BUSINESS DEVELOPMENT COMPANY RISK:

BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets.

BBH INCOME FUND | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

CONVERTIBLE SECURITIES RISK:

The Fund may invest in convertible securities, which may perform in a similar manner to a regular debt security. Investments in convertible securities are subject to a variety of risks, including investment risk, market risk, issuer risk and interest rate risk. A rise in market interest rates may result in the value of a convertible security decreasing. Additionally, if an issuer is not able to pay interest or dividends when due, the market value of the security may change based on the issuer’s credit rating and the perception of the issuer’s creditworthiness. Convertible securities may also be lower-rated securities as they may face higher levels of credit risk.

BBH INCOME FUND | Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	LARGE SHAREHOLDER RISK: To the extent that the Fund experiences a large purchase or redemption on any business day, the Fund’s performance may be adversely affected.
BBH INCOME FUND | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

DERIVATIVES RISK:

Derivatives are financial contracts, the value of which depends on, or is derived from, the value of an underlying asset or index. The risks associated with derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Risks include illiquid investment risk, interest rate risk, market risk, credit risk, risk of mis-pricing or improper valuation and the risk of miscorrelation. Derivatives also expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations. The Fund could lose more than the principal amount invested.

BBH Intermediate Municipal Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	A shareholder may lose money by investing in the Fund.
BBH Intermediate Municipal Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH&Co. or any other bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency.
BBH Intermediate Municipal Bond Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in the Fund are neither insured nor guaranteed by the U.S. Government.
BBH Intermediate Municipal Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk:

Credit risk refers to the likelihood that an issuer, guarantor, or the counterparty to a derivative contract or repurchase agreement, will default on interest or principal payments. In addition to the possibility of an issuer being in default, the issuer may request an extension on the maturity of a security. In instances in which the maturity of a security is extended, the value of the security may decline.

BBH Intermediate Municipal Bond Fund | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk: Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.
BBH Intermediate Municipal Bond Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk:

The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally.

BBH Intermediate Municipal Bond Fund | Municipal Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal Issuer Risk:

The Fund invests principally in municipal securities. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a default or bankruptcy. If a security’s structure fails to function as intended, the security could become taxable or decline in value. Additionally, issuers of municipal obligations may not be able to make timely payments because of general economic downturns or increased governmental costs.

BBH Intermediate Municipal Bond Fund | Municipal Revenue Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal Revenue Sector Risk:

The Fund will not invest 25% or more of its total assets in any one municipal revenue sector relating to bonds backed by revenues from similar types of projects (such as those relating to higher education, healthcare, housing, airports or utilities) or with other similar economic, business, or political characteristics. However, as the Fund’s exposure to such similar projects increases, the Fund will also become more sensitive to adverse economic, business or political developments relevant to these projects.

BBH Intermediate Municipal Bond Fund | Geographic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Risk:

From time to time the Fund may have a significant position in municipal securities whose issuers are located in a particular state. Under these circumstances, changes in the economic conditions in that state are likely to affect the Fund’s investments and performance.

BBH Intermediate Municipal Bond Fund | Taxation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Taxation Risk:

The Internal Revenue Service (“IRS”) has announced that holders of tax-exempt bonds such as the Fund have certain risks if the bonds were issued in connection with abusive transactions, refinancing irregularities, or the misuse of proceeds from the bond offering. While the Fund endeavors to purchase only bona fide tax-exempt bonds, there is a risk that a bond may be reclassified by the IRS as a taxable bond creating taxable income for the Fund and its shareholders. In this case, the Fund might be required to send to you and file with the IRS information returns for prior calendar years reclassifying some of its exempt-interest dividends as taxable dividends.

To qualify to pay exempt-interest dividends, which are treated as items of interest excludable from gross income for federal income tax purposes, at least 50% of the value of the total assets of the Fund must consist of obligations exempt from regular federal income tax as of the close of each quarter of the Fund’s taxable year. If the proportion of taxable investments held by the Fund exceeds 50% of the Fund’s total assets as of the close of any quarter of any Fund taxable year, the Fund will not for that taxable year satisfy the general eligibility test that otherwise permits it to pay exempt-interest dividends. Additionally, the Fund is generally not a suitable investment for individual retirement accounts (“IRAs”), for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.

BBH Intermediate Municipal Bond Fund | When-Issued and Delayed Delivery Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

When-Issued and Delayed Delivery Securities Risk:

The fund will not invest more than 15% of the market value of its total assets, less liabilities other than the obligations created by when-issued or delayed delivery commitments, in securities that have an extended settlement, which includes when-issued and delayed delivery securities. Between the transaction date and the delivery date, the price of the securities is subject to market fluctuations and may rise or fall depending on market conditions, additionally no interest will accrue until the securities are delivered. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. If the counterparty to a when-issued or delayed-delivery transaction fails to deliver the securities, the fund may receive a less favorable price or yield, or may suffer a loss.

BBH Intermediate Municipal Bond Fund | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk:

If the securities in which the Fund invests are redeemed by the issuer before maturity the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

BBH Intermediate Municipal Bond Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the Investment Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

BBH Intermediate Municipal Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk:

Interest rate risk refers to the price fluctuation of a bond in response to changes in interest rates. The Fund’s investments in bonds and other fixed income securities will change in value in response to fluctuations in interest rates. In general, bonds with shorter maturities are less sensitive to interest rate movements than those with longer maturities (i.e., when interest rates increase, bond prices fall). Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) to fall which could result in a decrease of the net asset value (“NAV”) of the Fund. Changes in the yield curve will impact the Fund’s investments. For example, when transitioning to recession, yields on shorter term securities tend to fall faster than the yields on longer term securities. When transitioning to expansion, yields on longer term bonds tend to rise less quickly that yields on shorter term securities. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund’s fixed income investments may be subject to heightened risk associated with rising interest rates given the recent historically low interest rate environment.

A potential increase in interest rates may also result in periods of volatility and increased redemptions. As a result of increased redemptions, the Fund may have to liquidate fixed income securities at disadvantageous prices and times, or at a loss, which could adversely affect the performance of the Fund. While the Fund may use futures contracts, swaps and futures options to hedge against anticipated changes in interest rates, there can be no guarantee that the Fund will be able to successfully hedge interest rate exposures.

BBH Intermediate Municipal Bond Fund | Illiquid Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Illiquid Investment Risk: Illiquid investment risk exists when a particular instrument is difficult to purchase or sell. Size of a transaction or illiquid markets may be factors.
BBH Intermediate Municipal Bond Fund | Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Shareholder Risk:

Asset allocation decisions, particularly large redemptions, made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders may adversely impact remaining Fund shareholders.

BBH Intermediate Municipal Bond Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk:

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset or index. Risks are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Risks include illiquid investment risk, interest rate risk, market risk, credit risk, risk of mis-pricing or improper valuation and the risk of miscorrelation. The Fund could lose more than the principal amount invested.

BBH U.S. Government Money Market Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
BBH U.S. Government Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of BBH&Co. (the Investment Adviser’s parent) and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
BBH U.S. Government Money Market Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
BBH U.S. Government Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	Additionally, BBH&Co. as the Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that BBH&Co. will provide financial support to the Fund at any time.
BBH U.S. Government Money Market Fund | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stable NAV Risk: This is the risk that the Fund will not be able to maintain a NAV per share of $1.00 at all times.
BBH U.S. Government Money Market Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: Credit risk refers to the likelihood that an issuer, guarantor, or counterparty to a debt obligation will default on interest or principal payments.
BBH U.S. Government Money Market Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk:

The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally.

BBH U.S. Government Money Market Fund | Repurchase Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk: This is the risk that the other party to a repurchase agreement will default on its obligation under the agreement.
BBH U.S. Government Money Market Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk:

This is the risk that the securities selected by the Investment Adviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

BBH U.S. Government Money Market Fund | U.S. Government Agency Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Agency Securities Risk:

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. In the case of securities not backed by the full faith and credit of the United States, it may not be possible to assert a claim against the United States itself in the event the agency or instrumentality issuing or guaranteeing the security for ultimate repayment does not meet its commitments. Such securities are neither issued nor guaranteed by the U.S. Treasury.

BBH U.S. Government Money Market Fund | Variable and Floating Rate Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Variable and Floating Rate Instrument Risk: The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.
BBH U.S. Government Money Market Fund | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk: The SEC and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of the Fund.
BBH U.S. Government Money Market Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk:

This is the risk associated with the price fluctuation of a security in response to changes in interest rates and the possibility that the Fund’s yield may decline if interest rates decline.

BBH U.S. Government Money Market Fund | Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Shareholder Risk:

This is the risk that asset allocation decisions, particularly large redemptions made by Brown Brothers Harriman & Co. (“BBH&Co.”), whose discretionary investment advisory clients make up a large percentage of the Fund’s shareholders, may adversely impact remaining Fund shareholders.